DEPRECIATION AND AMORTIZATION (Details) - Schedule of depreciation and amortization expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of depreciation and amortisation expense [Abstract]
Depreciation of ROU assets	$ 87	$ 85	$ 259	$ 218
Depreciation of PPE	87	43	202	104
R&D - Depreciation	174	128	461	322
G&A - Amortization of patent rights	40	40	102	81
Depreciation and Amortization	$ 214	$ 168	$ 563	$ 403